Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Leases
Note G—Leases
The Company is obligated under operating leases for certain real estate and office equipment assets. Certain leases contained predetermined fixed escalation of minimum rents at rates ranging from 2.5% to 5.4% per annum and renewal options that could extend certain leases to up to five additional years.

Note J—Leases
The Company is obligated under operating leases for certain real estate and office equipment assets. Certain leases contained predetermined fixed escalation of minimum rents at rates ranging from 2.5% to 5.4% per annum and renewal options that could extend certain leases to up to five additional years.
As of December 31, 2021, the future annual minimum lease payments for operating leases are as follows:

	2022	2023	2024	2025	2026	Thereafter	Total
Future annual minimum lease payments	$1,203	$1,190	$1,007	$952	$935	$1,346	$6,633

The table below presents rent expense under all leases for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Rent expense	$1,612	$198	$367	$323